Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

February 7, 2023

Mr. Ken Ellington
United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	MANAGED PORTFOLIO SERIES (“TRUST”)
Securities Act Registration No: 333-172080
Investment Company Registration No: 811-22525
S000056225 Ecofin Global Water ESG Fund
S000056247 Tortoise North American Pipeline Fund

Dear Mr. Ellington:

Transmitted herewith for filing on behalf of the above referenced series of the Trust is an amended Form N-CSR filing to correct an error included in the original filing made on February 6, 2023. Specifically, this filing is being made to correct a typographical error in the “Notes to Financials” section indicating that the section is unaudited. In addition, the signature page and certifications included with the filing have been re-executed as of today’s date.

If you have any questions regarding this filing, please do not hesitate to contact me at (414)721-8328.

Sincerely,

/s/ John Hadermayer
John Hadermayer
Secretary of Managed Portfolio Series

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP.